BLACKROCK FUNDS III

iShares MSCI Total International Index Fund

iShares Russell 1000 Large-Cap Index Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated February 24, 2023 to the Statement of Additional Information (“SAI”) of the Funds, dated April 29, 2022

Effective February 8, 2023, the following changes are made to the Funds’ SAI:

The section entitled “Management, Advisory and Other Service Arrangements — Information Regarding the Portfolio Managers” is revised as follows:

The first paragraph is deleted in its entirety and replaced with the following:

Paul Whitehead, Suzanne Henige, CFA, and Jennifer Hsui, CFA are the portfolio managers of the Master Portfolios and are jointly and primarily responsible for the day-to-day management of each Master Portfolio. On or about April 14, 2023, Suzanne Henige will no longer serve as a portfolio manager of each Master Portfolio.

The sub-section entitled “Other Funds and Accounts Managed — Total International ex U.S. Index Master Portfolio” is deleted in its entirety and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Suzanne Henige, CFA*	73 $201.80 Billion	6 $5.13 Billion	0 $0	0 $0	0 $0	0 $0
Jennifer Hsui, CFA	329 $2.12 Trillion	58 $85.23 Billion	44 $41.79 Billion	0 $0	0 $0	0 $0
Paul Whitehead	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0

*	On or about April 14, 2023, Suzanne Henige will no longer serve as a portfolio manager of the Master Portfolio.

The sub-section entitled “Other Funds and Accounts Managed — Large Cap Index Master Portfolio” is deleted in its entirety and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Suzanne Henige, CFA*	73 $178.54 Billion	6 $5.13 Billion	0 $0	0 $0	0 $0	0 $0
Jennifer Hsui, CFA	329 $2.10 Trillion	58 $85.23 Billion	44 $41.79 Billion	0 $0	0 $0	0 $0
Paul Whitehead	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0

*	On or about April 14, 2023, Suzanne Henige will no longer serve as a portfolio manager of the Master Portfolio.

The last sentence of the sub-section entitled “Discretionary Incentive Compensation” is deleted in its entirety and replaced with the following:

The performance of each of Mr. Whitehead and Mses. Henige and Hsui is not measured against a specific benchmark.

The sub-section entitled “Share Ownership” is deleted in its entirety and replaced with the following:

As of December 31, 2021, the listed portfolio managers of each Master Portfolio beneficially owned shares of the Funds in amounts reflected in the following table:

Portfolio Manager	Portfolio Managed	Dollar Range of Equity Securities Beneficially Owned
Paul Whitehead	Total International Index Fund Large-Cap Index Fund	None None
Suzanne Henige, CFA*	Total International Index Fund Large-Cap Index Fund	None None
Jennifer Hsui, CFA	Total International Index Fund Large-Cap Index Fund	None None

*	On or about April 14, 2023, Suzanne Henige will no longer serve as a portfolio manager of each Master Portfolio.

Shareholders should retain this Supplement for future reference.

SAI-LCI-TI-0223SUP

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